INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	As of December 31,
	2022	2023
	RMB	RMB
Finished goods	267,036,620	244,373,815
Works in progress	69,290	6,925
Raw materials	149,903,238	148,409,401

Inventories	417,009,148	392,790,141